Findex.com, Inc. - CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2012		Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 12,891		$ 161,629
Accounts receivable, trade, net	1,071		8,104
Accounts receivable, in escrow	36,957		47,264
Inventories, net	2,636		4,629
Other current assets	4,175		14,890
Total current assets	57,730		236,516
Property and equipment, net	1,593		2,295
Intangible assets, net	81,336		91,503
Other assets	0		18,781
Total assets	140,659		349,095
Current liabilities:
Current portion of term debt	28,783		33,188
Accounts payable, trade	112,671		131,114
Accounts payable, related party	11,034		10,561
Accrued royalties	38,224		37,825
Accrued payroll	46,096		60,463
Other current liabilities	63,081		21,410
Other current liabilities from discontinued operations	114,368		153,383
Total current liabilities	414,257		447,944
Long-term debt, net	0		0
Deferred income taxes, net	0		0
Commitments and contingencies (Note 9)
Stockholders' equity (deficit):
Preferred stock	0	[1]	0	[1]
Common stock	77,994	[2]	77,994	[2]
Paid-in capital	8,088,488		8,088,488
Retained (deficit)	(8,440,080)		(8,265,331)
Total stockholders' equity (deficit)	(273,598)		(98,849)
Total liabilities and stockholders' equity (deficit)	$ 140,659		$ 349,095

[1]	$.001 par value, 5,000,000 shares authorized, -0- shares issued and outstanding
[2]	$.001 par value, 120,000,000 shares authorized, 77,993,935 shares issued and outstanding